Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders Equity Note [Abstract]
Stockholders' Equity
13. Stockholders’ Equity
Preferred Stock
The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share. The Company’s board of directors is authorized to designate the terms and conditions of any preferred stock the Company issues without further action by the common stockholders.
Series B and C Preferred Stock
As of September 30, 2025, there were 938 outstanding shares of Series C Preferred Stock that can be converted into an aggregate of 27,792 shares of common stock, and 1,014 shares of Series B Convertible Preferred Stock that can be converted into an aggregate of 398 shares of common stock.
Common Stock
February 2025 SPEA Agreements
On February 13, 2025 (the “February 2025 Closing Date”), the Company entered into a Securities Purchase and Exchange Agreement (the “February 2025 SPEA”) with certain existing accredited investors (the “February 2025 Purchasers”). Pursuant to the February 2025 SPEA, on the February 2025 Closing Date the Company issued secured convertible promissory notes (the “Funding Notes”) in the aggregate principal amount
of $
3.3
 million together with common stock purchase warrants (the “February 2025 Warrants”) to purchase
3,002,009
shares of the Company common stock, par value $
0.001
and exercise price of $
1.12
per share (the “February 2025 Warrant Exercise Price”). The aggregate purchase price for the Funding Notes and the February 2025 Warrants was approximately $
3.7
 million (the “Aggregate Purchase Price”) and included proceeds from the February 2025 Purchasers of $
0.125
per February 2025 Warrant in accordance with Nasdaq listing rules. The Funding Notes would mature on February 13, 2026, and bore interest at a rate of
10
% per annum, subject to increase upon events of default. The February 2025 Warrants were exercisable for five-years from the date of issuance.
The Funding Notes, accrued interest and February 2025 warrants were repurchased by the Company subsequent to consummation of the March 2025 Private Placement for proceeds of $4.2 million.
Security Interest
The obligations of the Company under the February 2025 SPEA, Funding Notes and Exchange Notes (as defined below) were secured by a pledge of substantially all of the assets of the Company pursuant to a security agreement, dated as of the February 2025 Closing Date, among the Company, CNSide Diagnostics, LLC (a subsidiary of the Company, “CNSide Diagnostics”), and Iroquois Master Fund Ltd., as collateral agent for the February 2025 Purchasers (the “Security Agreement”), subject to certain exceptions. The Security Agreement contained certain customary affirmative and negative covenants, including limitations on the Company’s and CNSide Diagnostic’s ability to dispose of assets, subject to customary exceptions. The repayment of the Company’s obligations under the February 2025 SPEA and Notes were guaranteed pursuant to a subsidiary guarantee, dated as of the February 2025 Closing Date (the “Subsidiary Guarantee”), by and among CNSide Diagnostics and the February 2025 Purchasers. The Security Agreement and the Subsidiary Guarantee were subsequently terminated after the closing of the private placement pursuant to the March 2025 SPA (as defined below).
Exchange Notes
As disclosed below, the Company entered into the May 2024 Purchase Agreement (defined below), with the May 2024 Purchasers for the private placement of securities, including the May 2024 Series A Warrants to purchase an aggregate of up to 3,591,532 shares of common stock. The May 2024 Purchase Agreement included certain limitations and restrictions on the Company’s ability to issue securities and provided the May 2024 Purchasers and the other investors signatories to the May 2024 Purchase Agreement participation rights in future equity and equity-linked offerings of securities, subject to certain limited exceptions (the “Financing Restrictions”). On the February 2025 Closing Date, pursuant to the February 2025 SPEA, the Company issued to the May 2024 Purchasers secured convertible promissory notes in the aggregate amount of $3.2 million (the “Exchange Notes”) in exchange for cancellation of the May 2024 Series A Warrants held by the May 2024 Purchasers, and the May 2024 Purchasers entered into a second amendment to the May 2024 Purchase Agreement to eliminate the Financing Restrictions. The terms and conditions of the Exchange Notes were substantially identical in all material respects to the Funding Notes. The Security Agreement and Subsidiary Guarantee also applied to the obligations under the Exchange Notes. The Exchange Notes were exchanged after the closing of the March 2025 Private Placement as defined below.
Both the Funding Notes and the Exchange Notes contained embedded conversion features that were required to be bifurcated and accounted for as derivative liabilities. The Company evaluated authoritative guidance for accounting for convertible debt instruments and elected to account for the Funding Notes and Exchange Notes at fair value. Consequently, the Company recorded the Funding Notes and Exchange Notes in their entirety at fair value at issuance and immediately before settlement, with changes in fair value recorded as change in fair value of derivative instruments in the condensed consolidated statements of operations between the issuance date and the settlement date.
The Company entered into the transaction due to immediate funding requirements. Under authoritative guidance, if the fair value of a warrant liability exceeds the proceeds received in an arm’s length transaction with no rights
 or privileges that require separate accounting recognition as an asset identified, then the warrant liability is recorded at fair value with the excess of fair value over proceeds recognized as a loss in earnings. The Exchange Notes, Funding Notes and associated warrants were recorded at fair value on the issuance date at $3.8 million, $4.0 million and $2.7 million, respectively. The excess of the fair value of the instruments issued over cash received of $3.7 million and the carrying value of the May 2024 Series A Warrants exchanged of $3.7 million, in the amount of $3.1 million was recorded as a financing expense in the statement of operations for the nine months ended September 30, 2025.
Changes in the fair value of Exchange Notes, Funding Notes and February 2025 Warrants between issuance date and settlement date, in the amount of a gain of $0.3 million, a gain of $0.3 million and a gain of $2.2 million, respectively, were recorded as change in the fair value of derivative instruments in the statement of operations for the nine months ended September 30, 2025.
March 2025 Private Placement
On March 4, 2025, the Company entered into a securities purchase agreement (the “March 2025 SPA”) with accredited investors, including certain existing stockholders of the Company (collectively, the “March 2025 Private Placement Purchasers”) for a private placement of securities (the “March 2025 Private Placement”). The March 2025 SPA, provided for the sale and issuance by the Company of an aggregate of
28,042,140
shares (the “March 2025 Private Placement Shares”) of the Company’s common stock, or, at the election of each March 2025 Private Placement Purchaser, pre-funded
warrants to purchase Common Stock (the “March 2025
Pre-Funded
Warrants”), exercisable immediately at an exercise price of $0.001 per share (the “March 2025
Pre-Funded
Warrant Shares”), with each March 2025 Private Placement Share or March 2025
Pre-Funded
Warrant accompanied by (i) a Series A common warrant (the “March 2025 Series A Warrants”) to purchase one share of common stock (the “March 2025 Series A Warrant Shares”), and (ii) one Series B common warrant (the “March 2025 Series B Warrants”) to purchase one share of common stock (see below for additional details on the Series B Warrants cashless exercise provisions) (the “March 2025 Series B Warrant Shares,” and together with the March 2025 Series A Warrant Shares, the “March 2025 Common Warrant Shares”). The March 2025 Private Placement Shares, March 2025
Pre-Funded
Warrants, March 2025
Pre-Funded
Warrant Shares, March 2025 Series A Warrants, March 2025 Series B Warrants, and the March 2025 Common Warrant Shares are collectively referred to herein as the “March 2025 Securities.” Pursuant to the March 2025 SPA, the Company issued to the March 2025 Private Placement Purchasers
4,069,738
March 2025 Private Placement Shares,
23,972,400
March 2025
Pre-Funded
Warrants,
28,042,138
March 2025 Series A Warrants and
28,042,138
March 2025 Series B Warrants. As of September 30, 2025, all March 2025 Series A Warrants and March 2025 Series B Warrants were settled as a result of cancellation, exchanges or exercises as detailed below, and
2,611,809
March 2025
Pre-Funded
Warrants remained outstanding.
The combined purchase price of $0.66 for each March 2025 Private Placement Share or $0.659 for each March 2025
Pre-Funded
Warrant in the March 2025 Private Placement, together with one accompanying March 2025 Series A Warrant and one accompanying March 2025 Series B Warrant, represents the applicable “Minimum Price” in accordance with Nasdaq Rule 5635(d).
The initial exercise price of each March 2025 Series A Warrant issued in the March 2025 Private Placement was $1.32 per share of common stock. The March 2025 Series A Warrants were exercisable only following stockholder approval and expire five (5) years thereafter. The March 2025 Series A Warrants were subject to certain price reset, share combination event and anti-dilution provisions which, if triggered, provided that the number of shares issuable upon exercise of the March 2025 Series A Warrants would downward adjust, subject to a floor price of $0.132 (the “Floor Price”), and the number of shares issuable upon exercise therefor would increase such that the aggregate exercise price remained unchanged. The March 2025 Series A Warrants were extinguished as part of the Letter Agreement on June 17, 2025 as discussed below.
The initial exercise price of each March 2025 Series B Warrant issued in the March 2025 Private Placement was $1.98 per share of common stock. The March 2025 Series B Warrants were exercisable only following stockholder approval
and expire two and
one-half
(2.5)
years thereafter. The March 2025 Series B Warrants were subject to certain price reset and share combination event provisions which, if triggered, provided that the number of shares issuable upon exercise of the March 2025 Series B Warrants would downward adjust, subject to the Floor Price, and the number of shares issuable upon exercise therefor would increase such that the aggregate exercise price remained unchanged. In addition, the March 2025 Series B Warrant alternative cashless exercise provision provided that the March 2025 Series B Warrant could be exercised without further payment to the Company and for three times the number of shares of common stock then subject to the March 2025 Series B Warrant.
The March 2025
Pre-Funded
Warrants will be exercisable from the date of issuance until exercised in full. The March 2025
Pre-Funded
Warrants, March 2025 Series A Warrants and March 2025 Series B Warrants may not be exercised to the extent that immediately following such exercise, the holder would beneficially own greater than 4.99% (or, at the election of the holder, greater than 9.99%) of the Company’s outstanding common stock.
In connection with the March 2025 Private Placement, the Company issued 3,077,270 shares of common stock, 19,650,000 shares of March 2025
Pre-Funded
Warrants in lieu thereof, and accompanying 22,727,270 March 2025 Series A Warrants and 22,727,270 March 2025 Series B Warrants in consideration of new capital subscriptions. In addition, the Company issued 992,468 shares of common stock, 4,322,400 March 2025
Pre-Funded
Warrants in lieu thereof, and accompanying 5,314,870 March 2025 Series A Warrants and 5,314,870 March 2025 Series B Warrants, were issued in exchange for the cancelation of approximately $3.2 million in aggregate principal amount of the Exchange Notes.
The Company evaluated the terms of the February 2025 Warrants, March 2025 Series A Warrants and March 2025 Series B Warrants under authoritative guidance and concluded that each of the instruments should be accounted for as a liability instrument at fair value at issuance and each subsequent balance sheet date until settlement, with changes in the fair value recorded in the condensed consolidated statement of operations. The March 2025
Pre-Funded
Warrants meet the criteria to be recorded as equity in the Company’s condensed consolidated balance sheet.
The March 2025 Private Placement closed on March 7, 2025 (the “March 2025 Closing Date”). The aggregate gross proceeds at the March 2025 Closing Date totaled approximately $15.0 million. The gross proceeds, along with the fair value of the February 2025 Warrants of $0.5 million and Exchange Notes of $3.5 million as of the settlement date of March 4, 2025, were first allocated to the warrant liability instruments at their full fair value, totaling $13.2 million, with the remainder of $5.8 million recorded to common stock and additional paid-in
capital in equity of the condensed consolidated balance sheet. Total offering expenses of $1.4 million were allocated based on the allocated amount of proceeds to warrant liabilities and equity, with $1.0 million recorded as warrant issuance expenses and expensed as incurred, and the remaining $0.4 million recorded as common stock issuance costs in additional paid-in
capital.
On May 2, 2025, the Company’s stockholders approved, among other things, the March 2025 Series A Warrants and March 2025 Series B Warrants, and an amendment to the Company’s Certificate of Incorporation, as amended, to increase the authorized share capital of the Company to an amount sufficient to cover the shares of common stock issuable upon the exercise of the March 2025 Series A Warrants and March 2025 Series B Warrants. As part of the March 2025 Series A Warrants and March 2025 Series B Warrants agreement, the exercise price of the March 2025 Series A Warrants and March 2025 Series B Warrants were both reset on May 19, 2025 to $0.4373 per share. Prior to modification of the March 2025 Series B Warrants as part of the Letter Agreement (as further described below), certain March 2025 Series B Warrants were cashless exercised for the issuance of 21,482,492 shares of common stock The liability classified March 2025 Series B Warrants were remeasured immediately prior to exercise, which resulted in a $3.8 million gain on change in fair value for the nine months ended September 30, 2025, and a $0.8 million credit to additional paid-in
capital.
Letter Agreement
On June 17, 2025, the Company and the March 2025 Private Placement Purchasers entered into a letter agreement (the “Letter Agreement”) with each of the March 2025 Private Placement Purchasers in an effort to, among other items, minimize the dilutive impact of the March 2025 Private Placement. The Letter Agreement extinguished the March 2025 Series A Warrants, modified the March 2025 Series B Warrants, and provided for the return and cancellation of Private Placement Shares and
Pre-Funded
Warrants, as further discussed in the following paragraphs.
As part of the Letter Agreement, all March 2025 Series A Warrants were cancelled. As of March 31, 2025, the fair value of the March 2025 Series A Warrant liability was $5.0 million. On June 17, 2025, the March 2025 Series A Warrants were immediately remeasured to fair value prior to their cancellation, which resulted in a $2.7 million gain on change in fair value attributable to the March 2025 Series A Warrants for the nine months ended September 30, 2025. The extinguishment of the March 2025 Series A Warrants was recognized as a $2.3 million capital contribution and recorded to additional paid-in
capital, as the extinguishment was deemed equivalent to a capital contribution by existing shareholders of the Company.
As part of the same transaction, the March 2025 Series B Warrants were amended (the “Amended March 2025 Series B Warrants”), to (a) reduce the overall number of March 2025 Series B Warrant Shares issuable upon exercise of the Series B Warrants to an aggregate of up to 35,536,380 Series B Warrant Shares, (b) reduce the alternative cashless exercise ratio in such March 2025 Series B Warrants from 3:1 to 1:1, (c) remove provisions contained in the March 2025 Series B Warrants that would otherwise reduce the Company’s stockholders’ equity, and (d) reset the exercise price of the Amended March 2025 Series B Warrants back to $1.98 per share. As a result of the Letter Agreement, the Amended March 2025 Series B Warrants no longer fail the indexation guidance under ASC 815, Derivatives and Hedging, resulting in a reclassification from liability to equity. Immediately prior to reclassification, the March 2025 Series B Warrant liability was remeasured, and $4.5 million was recognized as a capital contribution and recorded to additional paid-in
capital, as the modification of the March 2025 Series B Warrants was deemed equivalent to a capital contribution by existing shareholders of the Company. The remeasured fair value of the March 2025 Series B warrant liability, in the amount of $11.0 million was reclassified to equity. After the June 17, 2025 modification, 34,794,540 of the Amended March 2025 Series B Warrants were cashless exercised resulting in the issuance of 34,794,540 shares of common stock.
Lastly, in conjunction with the Letter Agreement, each of the March 2025 Private Placement Purchasers agreed to return an aggregate of 12,241,986 Private Placement Shares and
Pre-Funded
Warrants issuable for an aggregate of 10,633,650
Pre-Funded
Warrant Shares, held by them as of the date of the Letter Agreement, upon request of the Company (the “Letter Agreement Repurchase Option”), which were issued pursuant to the March 2025 Private Placement Purchase Agreement for a value of $0.66 per Private Placement Share and $0.659 per
Pre-Funded
Warrant. In exchange therefor, the Company agreed to repay the March 2025 Private Placement Purchasers holding such securities 115% of such value, using 90% of the proceeds from any capital raised by the Company subsequent to July 1, 2025. The Company and each of the March 2025 Private Placement Purchasers also agreed to waive any restrictions on subsequent equity sales and variable rate transactions contained in March 2025 Private Placement Purchase Agreement to allow for such repayment. During the three and nine months ended September 30, 2025, the Company paid the March 2025 Private Placement Purchasers $2.3 million and 3,472,740 shares were returned and cancelled under the terms of the Letter Agreement.
Support Letters
On July 11, 2025, the Company and certain March 2025 Private Placement Purchasers party to the Letter Agreement entered into that certain letter of support (the “Support Letters”) to modify certain portions of the Letter Agreement as between the Company and each of such March 2025 Private Placement Purchasers. In the event that the Company reasonably believes that, within the 30 days (the “Modification Period”) prior to the end of any fiscal quarter, the Company will have stockholders’ equity in an amount below $3.0 million as of the
end of such fiscal quarter (the “Potential Equity Deficiency”), the Subsequent Financing Percentage (as defined in the Letter Agreement) shall be modified from
90
% to
50
% for any Subsequent Financing (as defined in the Letter Agreement) that occurs during the Modification Period pursuant to the Lincoln Park Purchase Agreement. Upon the end of the Modification Period, the Subsequent Financing Percentage shall be reverted to
90
%, and such percentage shall apply to all Subsequent Financings, including all Subsequent Financings pursuant to the Lincoln Park Purchase Agreement. In the event the Company desires to trigger the modification of the Subsequent Financing Percentage, the Company agrees to supply the purchaser who executed a Support Letter with a pro forma balance sheet to evidence its reasonable belief of the Potential Equity Deficiency approximately
30
days prior to each end of fiscal quarter once the books for prior months are closed. In accordance with the Support Letters, the Company made a cash payment of $
0.5
 million to such purchasers for a total cash payment of $
2.3
 million, which was recorded as a reduction to additional
paid-in
capital in the condensed consolidated balance sheet as of September
30
,
2025
. Such payment counted as cash received by the purchaser towards its Maximum Amount. Each Support Letter also granted the purchaser party to the letter a participation right in certain future financings of the Company for a period of
12
months.
First Amendment to the February 2025 SPEA
In connection with entering into the March 2025 SPA, the Company entered into that certain First Amendment to the February 2025 SPEA (the “First Amendment”). The February 2025 SPEA included certain limitations and restrictions on the Company’s ability to issue securities and provided the investors with participation rights in future equity and equity-linked offerings of securities, subject to certain limited exceptions (the “New Financing Restrictions”). Pursuant to the First Amendment, subject to consummation of the March 2025 Private Placement, the Company agreed to repurchase from the Investors $3.4 million in principal amount of the Company’s Funding Notes and accrued interest, along with the February 2025 Warrants issued pursuant to the February 2025 SPEA for an aggregate purchase price of $4.2 million. In exchange for the repurchase by the Company of the Funding Notes and SPEA Warrants, the February 2025 Purchasers agreed to consent to the March 2025 Private Placement and eliminate the New Financing Restrictions.
May 2024 Private Placement
On May 5, 2024, the Company entered into a securities purchase agreement (the “May 2024 Securities Purchase Agreement”) with certain investors, including certain of the Company’s directors and executive officers (“Company Insiders”) (collectively, the “May 2024 Purchasers”), for the sale and issuance by the Company of its securities (the “Initial Subscription”). On May 8, 2024, the Company entered into a first amendment to the May 2024 Securities Purchase Agreement (together with the May 2024 Securities Purchase Agreement, the “May 2024 Purchase Agreement”), for the sale and issuance by the Company of additional securities to two of the May 2024 Purchasers (the “Additional Subscription,” and together with the Initial Subscription, the “May 2024 Private Placement”). The May 2024 Purchase Agreement provides for the sale and issuance by the Company of an aggregate of 3,591,532 shares (the “May 2024 Private Placement Shares”) of the Company’s common stock or, at the election of each May 2024 Purchaser,
Pre-Funded
warrants (the “May 2024
Pre-Funded
Warrants”), exercisable immediately at an exercise price of $0.001 per share, with each May 2024 Private Placement Share or May 2024
Pre-Funded
Warrant accompanied by (i) a May 2024 Series A common warrant (“May 2024 Series A Warrants”) to purchase one share of common stock, for an aggregate of 3,591,532 May 2024 Series A Warrants, and (ii) one May 2024 Series B common warrant (“May 2024 Series B Warrants”) to purchase one share of common stock, for an aggregate of 3,591,532 May 2024 Series B Warrants.
The combined purchase price for each May 2024 Private Placement Share and May 2024
Pre-Funded
Warrant from the Initial Subscription was $2.022, and $2.158 from the Additional Subscription, in each case together with one accompanying May 2024 Series A Warrant and one accompanying May 2024 Series B Warrant provided, that the Company Insiders participated in the Initial Subscription at an offering price of
$2.04 per May 2024 Private Placement Share and accompanying May 2024 Series A Warrant and May 2024 Series B Warrant.
The exercise price of May 2024 Series A Warrants and May 2024 Series B Warrants from the Initial Subscription is $1.772 per share from the Initial Subscription and $1.908 per share from the Additional Subscription, provided that the exercise price for the May 2024 Series A Warrants and May 2024 Series B Warrants issued to the Company Insiders is $1.79 per share. Subject to certain ownership limitations, the May 2024 Series A Warrants will be exercisable until May 9, 2029, which is the five-year anniversary of issuance. Subject to certain ownership limitations, the May 2024 Series B Warrants will be exercisable until May 9, 2029. The May 2024
Pre-Funded
Warrant will not expire until exercised in full.
Prior to the Amendment and Restatements (as defined below), if a holder of a May 2024 Series A Warrant or a May 2024 Series B Warrant was unable to exercise the warrant due to the limitation contained in the warrant that restricts the holder from owning above a specified beneficial ownership level (generally 4.99% or 9.99%) as the result of exercise of the warrant, then the holder had the right to elect upon exercise of the warrant to receive a May 2024
Pre-Funded
Warrant for the same number of shares of common stock that would otherwise have been received upon exercise of the warrant. In addition, prior to the Amendment and Restatements, the May 2024 Series A Warrants and May 2024 Series B Warrants provided for a call right starting June 24, 2025, in favor of the Company, if the volume-weighted average price of the shares of common stock exceeds specified prices.
The May 2024 Private Offering closed on May 9, 2024. The Company issued 1,439,988 shares of common stock, 2,151,544 May 2024
Pre-Funded
Warrants, 3,591,532 May 2024 Series A Warrants and 3,591,532 May 2024 Series B Warrants to purchase shares of its common stock in connection with the May 2024 Private Placement. The net proceeds from the May 2024 Private Placement were approximately $7.3 million.
The Company reviewed the terms of the May 2024
Pre-Funded
Warrants, May 2024 Series A Warrants and May 2024 Series B Warrants under the authoritative accounting guidance as of the issuance date.
As described above, the May 2024 Series A Warrants and May 2024 Series B Warrants were initially classified as liabilities for the reason that they could have been exercised into either shares of common stock or May 2024
Pre-Funded
Warrants at the holder’s option and thus failed the indexation guidance under ASC 815, Derivatives and Hedging. The May 2024 Series A Warrant and May 2024 Series B Warrant liability were initially recorded at fair value as of the issuance date, and under the terms of the May 2024 Series A Warrants and May 2024 Series B Warrants when issued that liability was subject to adjustment to estimated fair value at each balance sheet date until the warrants were settled. Refer below for additional information regarding the amendment of the May 2024 Series A Warrants and May 2024 Series B Warrants that eliminated the ability of the May 2024 Series A Warrants and May 2024 Series B Warrants to be exercised into
Pre-Funded
Warrants, and as a result, the reclassification of the May 2024 Series A and B Warrants from liability to equity section of the consolidated balance sheet.
The May 2024
Pre-Funded
Warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) are immediately exercisable, (3) do not embody an obligation for the Company to repurchase its shares, (4) permit the holder to receive a fixed number of shares of common stock upon exercise, (5) are indexed to the Company’s common stock and (6) meet the equity classification criteria.
The proceeds from the May 2024 Private Placement were first allocated to the full fair value of the May 2024 Series A Warrants and May 2024 Series B Warrants due to the initial liability classification. As disclosed in Note 4, Fair Value Measurements, the fair value of the May 2024 Series A Warrants and May 2024 Series B Warrants at issuance was $10.9 million. Under authoritative guidance, if the fair value of a warrant liability exceeds the proceeds received in an arm’s length transaction with no rights or privileges that require separate accounting recognition as an asset identified, then the warrant liability is recorded at fair value with the excess of fair value over proceeds recognized as a loss in earnings. The Company recognized
 approximately $
3.5
 million in financing expense in the consolidated statement of operations during year ended December
31
,
2024
, which represents the excess of the fair value of the
May 2024
Series A Warrants and
May 2024
Series B Warrants at issuance over the proceeds. During the year ended December
31
,
2024
, the Company recognized a fair value gain on warrant liability of $
5.7
 million. Proceeds from the
May 2024
Private Placement are shown as cash from financing transactions and the gain on warrant liability is included as an adjustment to reconcile the net loss to net cash used in operating activities in the consolidated statements of cash flows for the year ended December
31
,
2024
.
In addition, total offering expenses related to the May 2024 Private Placement of $0.4 million were recorded as a component of other expenses as the entire proceeds were allocated to the warrant liability, which, prior to the amendment described below, could be settled with either the Company’s shares of common stock or May 2024
Pre-Funded
Warrants, which are exercisable into the Company’s shares of common stock at any time at the holders’ option, but not in cash payment to the holders.
Amendment and Restatement of May 2024 Series A Warrants and May 2024 Series B Warrants
On August 9, 2024, the Company amended and restated the May 2024 Series A Warrants and May 2024 Series B Warrants (the “Amendment and Restatements”) issued in the May 2024 Private Placement. The Amendment and Restatements eliminated the ability of the holders of the May 2024 Series A Warrants and May 2024 Series B Warrants to elect to purchase
Pre-Funded
Warrants upon exercise of the May 2024 Series A Warrants and May 2024 Series B Warrants in lieu of shares of common stock if the holder would have been restricted because of the specified beneficial ownership level in the May 2024 Series A Warrants and May 2024 Series B Warrants.
In addition, the Amendment and Restatements eliminated the Company’s call right under the terms of the May 2024 Series A Warrants to call the May 2024 Series A Warrants after June 24, 2025, if the volume-weighted average price of shares of common stock exceeded specified prices. There were no other changes in the terms of the May 2024 Series A Warrants and May 2024 Series B Warrants.
As a result of the Amendment and Restatements, the May 2024 Series A Warrants and May 2024 Series B Warrants, as amended, no longer fail the indexation guidance under ASC 815, Derivatives and Hedging, and the fair value of the warrant liability at the amendment date, in the amount of $5.2 million, was reclassified to equity.
Lincoln Park Purchase Agreement
On June 17, 2025, the Company entered into a purchase agreement (the “Lincoln Park Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), pursuant to which the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park committed to purchase up to $50.0 million of shares of the Company’s common stock, $0.001 par value per share. Such sales of common stock by the Company are subject to certain limitations and conditions set forth in the Lincoln Park Purchase Agreement including, but not limited to, the filing and effectiveness of a registration statement (a “Lincoln Park Registration Statement”). As of September 30, 2025, under the Lincoln Park Registration Statements, the resale of up to a total of 50,000,000 shares are reserved for issuance and sale under the Lincoln Park Purchase Agreement.
Under the Lincoln Park Purchase Agreement, on any business day selected by the Company over the
36-month
period commencing on June 23, 2025 (the “Purchase Date”), the Company may direct Lincoln Park to purchase up to 300,000 shares of common stock on such Purchase Date, so long as the closing stock price on The Nasdaq Capital Market is not below $0.10 on the applicable Purchase Date (a “Regular Purchase”); provided, however, that (i) a Regular Purchase may be increased to up to 400,000 shares, if the closing sale price per share of the common stock on The Nasdaq Capital Market is not below $0.50 on the applicable Purchase Date; and (ii) a Regular Purchase may be increased to up to 500,000 shares, if the closing sale price per share of the common stock on The Nasdaq Capital Market is not below $0.75 on the applicable Purchase Date. In any case, Lincoln Park’s maximum obligation under any single Regular
Purchase
will not exceed $1.0 million. The above-referenced share amount limitations and closing sale price thresholds are subject to adjustment for any reorganization, recapitalization, non-cash
dividend, stock split, reverse stock split or other similar transaction as provided in the Purchase Agreement. The purchase price per share for each such Regular Purchase will be 97% of the lesser of: (i) the lowest sale price for the common stock on The Nasdaq Capital Market on the date of sale, and (ii) the average of the three lowest closing sale prices for the common stock on The Nasdaq Capital Market during the 10 consecutive business days ending on the business day immediately preceding the purchase date.
The Company also has the right to direct Lincoln Park, on any business day on which the Company has properly submitted a Regular Purchase notice for the maximum amount the Company is then permitted to sell to Lincoln Park in such Regular Purchase, to purchase an additional amount of the common stock (an “Accelerated Purchase”) of additional shares based on criteria established in the Lincoln Park Purchase Agreement. The purchase price per share for each such Accelerated Purchase will be 96.5% of the lesser of: (i) the volume weighted average price (“VWAP”) during a specific time window on the Accelerated Purchase date as defined in the Lincoln Park Purchase Agreement, and (ii) the closing sale price of the Company’s common stock on The Nasdaq Capital Market on the same Accelerated Purchase date.
In addition to the Regular Purchase and Accelerated Purchase, the Company can sell to Lincoln Park an additional amount of common stock (an “Additional Accelerated Purchases”), which can be initiated multiple times on the same Additional Accelerated Purchase date. The purchase price per share for each such Additional Accelerated Purchase will be 96.5% of the lesser of: (i) the VWAP during a specific time windows on the Additional Accelerated Purchase date as defined in the Lincoln Park Purchase Agreement, and (ii) the closing sale price of the Company’s common stock on The Nasdaq Capital Market on the same Additional Accelerated Purchase date.
The sales of shares of common stock to Lincoln Park through a Regular Purchase, an Accelerated Purchase and an Additional Accelerated Purchases, depend upon a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the common stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. The net proceeds under the Lincoln Park Purchase Agreement to the Company depend on the frequency and prices at which the Company sells shares of its stock to Lincoln Park.
In accordance with the Lincoln Park Purchase Agreement, the Company was required to pay Lincoln Park an initial commitment fee of $0.5 million, which was paid through the issuance of 1,612,903 shares of common stock on August 14, 2025. The initial commitment fee was recorded as a reduction to additional paid-in
capital in the condensed consolidated balance sheet as of September 30, 2025. The Company has agreed to pay an additional commitment fee of $0.5 million, which it may elect to pay in cash or shares of its common stock, or a combination of cash and shares of its common stock, upon receipt of $25.0 million aggregate gross proceeds from sales of common stock to Lincoln Park under the Lincoln Park Purchase Agreement.
As of the nine months ended September 30, 2025, the Company issued 44,575,496 shares under the Lincoln Park Purchase Agreement for gross proceeds of approximately $19.6 million. The Company incurred approximately $50,000 for legal fees in connection with the Lincoln Park Purchase Agreement.
Outstanding Warrants
As of September 30, 2025, the Company had the following warrants outstanding:

September 30, 2025
May 2024 Series A Warrants	48,285
May 2024 Series B Warrants	3,093,708
March 2025 Pre-Funded Warrants	2,611,809

Total	5,753,802

One share of common stock is issuable for each warrant up
on e
xercise.

15. Stockholders’ Equity
Preferred Stock
The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share. The Board is authorized to designate the terms and conditions of any preferred stock the Company issues without further action by the common stockholders.
Series F Preferred Stock
On March 3, 2023, the Company filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of the State of Delaware, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the Series F Preferred Stock, with the total authorization of one (1) share of Series F Preferred Stock. The Certificate of Designation provided that the share of Series F Preferred Stock would have 50,000,000 votes per share of Series F Preferred Stock and would vote together with the Company’s common stock as a single class exclusively with respect to any proposal to amend the Company’s certificate of incorporation to effect a reverse stock split. On March 3, 2023, the Company entered into a subscription and investment representation agreement with Richard J. Hawkins, chairman of the board of the Company, who is an accredited investor (the “Series F Preferred Stock Purchaser”), pursuant to which the Company agreed to issue and sell one (1) share of the Company’s Series F Preferred Stock, par value $0.001 per share, to the Series F Preferred Stock Purchaser for $1,000 in cash. The sale closed on March 3, 2023.
The outstanding share of Series F Preferred Stock was redeemed in whole, automatically effective upon the approval by the Company’s stockholders of the reverse stock split in April 2023. Upon such redemption, the Series F Preferred Stock Purchaser received consideration of $1,000 in cash.
On November 12, 2024, the Company filed a Certificate of Elimination (“Certificate of Elimination”) with the Secretary of State of the State of Delaware effecting the elimination of the Certificate of Designation relating to the Series F Preferred Stock. Following the filing of the Certificate of Elimination the previously authorized share of the Series F Preferred Stock resumed the status of an undesignated share of the Company’s preferred stock.
Series B and C Preferred Stock
As of December 31, 2024, there were 938 outstanding shares of Series C Preferred Stock that can be converted into an aggregate of 27,792 shares of common stock, and 1,014 shares of Series B Convertible Preferred Stock that can be converted into an aggregate of 398 shares of common stock.
Common Stock
May 2024 Private Placement
On May 5, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain investors, including certain of the Company’s directors and executive officers (“Company Insiders”) (collectively, the “Purchasers”), for the sale and issuance by the Company of its securities (the “Initial Subscription”). On May 8, 2024, the Company entered into a first amendment to the Securities Purchase Agreement (together with the Securities Purchase Agreement, the “Purchase Agreement”), for the sale and issuance by the Company of additional securities to two of the Purchasers (the “Additional Subscription,” and together with the Initial Subscription, the “May 2024 Private Placement”). The Purchase Agreement provides for the sale and issuance by the Company of an aggregate of 3,591,532 shares (the “Private Placement Shares”) of the Company’s common stock or, at the election of each Purchaser, pre-funded
warrants (the
“Pre-Funded
Warrants”), exercisable immediately at an exercise price of $0.001 per share, with each Private Placement Share or
Pre-Funded
Warrant accompanied by (i) a Series A common warrant (“Series A Warrants”) to purchase one share of common stock, for an aggregate of 3,591,532 Series A Warrants, and (ii) one Series B common warrant (“Series B Warrants”) to purchase one share of common stock, for an aggregate of 3,591,532 Series B Warrants.
The combined purchase price for each Private Placement Share and
Pre-Funded
Warrant from the Initial Subscription was $2.022, and $2.158 from the Additional Subscription, in each case together with one accompanying Series A Warrant and one accompanying Series B Warrant provided, that the Company Insiders participated in the Initial Subscription at an offering price of $2.04 per Private Placement Share and accompanying Series A Warrant and Series B Warrant.
The exercise price of Series A Warrants and Series B Warrants from the Initial Subscription is $1.772 per share from the Initial Subscription and $1.908 per share from the Additional Subscription, provided that the exercise price for the Series A Warrants and Series B Warrants issued to the Company Insiders is $1.79 per share. Subject to certain ownership limitations, the Series A Warrants will be exercisable until May 9, 2029, which is the five-year anniversary of issuance. Subject to certain ownership limitations, the Series B Warrants will be exercisable until June 24, 2025. The
Pre-Funded
Warrant will not expire until exercised in full.
Prior to the Amendment and Restatements (as defined below), if a holder of a Series A Warrant or a Series B Warrant was unable to exercise the warrant due to the limitation contained in the warrant that restricts the holder from owning above a specified beneficial ownership level (generally 4.99% or 9.99%) as the result of exercise of the warrant, then the holder had the right to elect upon exercise of the warrant to receive a
Pre-Funded
Warrant for the same number of shares of common stock that would otherwise have been received upon exercise of the warrant. In addition, prior to the Amendment and Restatements, the Series A Warrants and Series B Warrants provided for a call right starting June 24, 2025, in favor of the Company, if the volume-weighted average price of the shares of common stock exceeds specified prices.
The May 2024 Private Offering closed on May 9, 2024. The Company issued 1,439,988 shares of common stock, 2,151,544
Pre-Funded
Warrants, 3,591,532 Series A Warrants and 3,591,532 Series B Warrants to purchase shares of its common stock in connection with the May 2024 Private Placement. The net proceeds from the May 2024 Private Placement were approximately $7.3 million.
The Company reviewed the terms of the
Pre-Funded
Warrants, Series A Warrants and Series B Warrants under the authoritative accounting guidance as of the issuance date.
As described above, the Series A Warrants and Series B Warrants were initially classified as liabilities for the reason that they could have been exercised into either shares of common stock or
Pre-Funded
Warrants at the holder’s option and thus failed the indexation guidance under ASC 815, Derivatives and Hedging. The Series A Warrant and Series B Warrant liability were initially recorded at fair value as of the issuance date, and under the terms of the Series A Warrants and Series B Warrants when issued that liability was subject to adjustment to estimated fair value at each balance sheet date until the warrants were settled. Refer below for additional information regarding the amendment of the Series A Warrants and Series B Warrants that eliminated the ability of the Series A Warrants and Series B Warrants to be exercised into
Pre-Funded
Warrants, and as a result, the reclassification of the Series A and B Warrants from liability to equity section of the consolidated balance sheet.
The
Pre-Funded
Warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) are immediately exercisable, (3) do not embody an obligation for the Company to repurchase its shares, (4) permit the holder to receive a fixed number of shares of common stock upon exercise, (5) are indexed to the Company’s common stock and (6) meet the equity classification criteria.
The proceeds from the May 2024 Private Placement were first allocated to the full fair value of the Series A Warrants and Series B Warrants due to the initial liability classification. As disclosed in Note 3, Fair Value Measurements, the fair value of the Series A Warrants and Series B Warrants at issuance was $10.9 million. Under authoritative guidance, if the fair value of a warrant liability exceeds the proceeds received in an arm’s length transaction with no rights or privileges that require separate accounting recognition as an asset identified, then the warrant liability is recorded at fair value with the excess of fair value over proceeds recognized as a loss in earnings. The Company recognized approximately $3.5 million in financing expense in the consolidated statement of operations during year ended December 31, 2024, which represents the excess of the fair value of the Series A Warrants and Series B Warrants at issuance over the proceeds. During the year ended December 31, 2024, the Company recognized a fair value gain on warrant liability of $5.7 million. Proceeds from the May 2024 Private Placement are shown as cash from financing transactions and the gain on warrant liability is included as an adjustment to reconcile the net loss to net cash used in operating activities in the statements of cash flows for the year ended December 31, 2024.
In addition, total offering expenses related to the May 2024 Private Placement of $0.4 million were recorded as a component of other expenses as the entire proceeds were allocated to the warrant liability, which, prior to the amendment described below, could be settled with either the Company’s shares of common stock or
Pre-Funded
Warrants, which are exercisable into the Company’s shares of common stock at any time at the holders’ option, but not in cash payment to the holders.
As of December 31, 2024, all of the Series A Warrants, and Series B Warrants issued in connection with the May 2024 Private Placement remained outstanding, and
Pre-Funded
Warrants to purchase 1,959,430 shares of the Company’s common stock remained outstanding.
Amendment and Restatement of Series A Warrants and Series B Warrants
On August 9, 2024, the Company amended and restated the Series A Warrants and Series B Warrants (the “Amendment and Restatements”) issued in the May 2024 Private Placement. The Amendment and Restatements eliminated the ability of the holders of the Series A Warrants and Series B Warrants to elect to purchase
Pre-Funded
Warrants upon exercise of the Series A Warrants and Series B Warrants in lieu of shares of common stock if the holder would have been restricted because of the specified beneficial ownership level in the Series A Warrants and Series B Warrants.
In addition, the Amendment and Restatements eliminated the Company’s call right under the terms of the Series A Warrants to call the Series A Warrants after June 24, 2025, if the volume-weighted average price of shares of common stock exceeded specified prices. There were no other changes in the terms of the Series A Warrants and Series B Warrants.
As a result of the Amendment and Restatements, the Series A Warrants and Series B Warrants, as amended, no longer fail the indexation guidance under ASC 815, Derivatives and Hedging, and the fair value of the warrant liability at the amendment date, in the amount of $5.2 million, was reclassified to equity.

Lincoln Park Purchase Agreement
On August 2, 2022, the Company entered into a purchase agreement (the “2022 Purchase Agreement”) and registration rights agreement pursuant to which Lincoln Park Capital Fund (“Lincoln Park”) committed to purchase up to $50.0 million of the Company’s common stock. Under the terms and subject to the conditions of the 2022 Purchase Agreement, the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase up to $50.0 million of the Company’s common stock. Such sales of common stock by the Company are subject to certain limitations, and can occur from time to time, at the Company’s sole discretion, over the
36-month
period commencing on August 17, 2022, subject to the satisfaction of certain conditions.
On May 16, 2022, the Company received stockholder approval for purposes of the Nasdaq listing rules to permit issuances of up to 57.5 million shares of the Company’s common stock (including the issuance of more than 19.99% of the Company’s common stock) to Lincoln Park, and it was pursuant to that approval that the Company entered into the 2022 Purchase Agreement.
Upon execution of the 2022 Purchase Agreement, the Company paid $0.1 million in cash as the initial commitment fee, and issued 32,846 shares as the initial commitment shares, to Lincoln Park as consideration for its irrevocable commitment to purchase shares of the Company’s common stock at its direction under the 2022 Purchase Agreement. The Company has agreed to pay an additional commitment fee, which it may elect to pay in cash or shares of its common stock, or a combination of cash and shares of its common stock, upon receipt of $25.0 million aggregate gross proceeds from sales of common stock to Lincoln Park under the 2022 Purchase Agreement.
On August 17, 2022, a registration statement (the “First Registration Statement”) was declared effective to cover the resale of up to 633,333 shares of the Company’s common stock comprised of (i) the 32,846 initial commitment shares, and (ii) up to 600,486 that the Company has reserved for issuance and sale to Lincoln Park under the 2022 Purchase Agreement from time to time from and after the date of the prospectus. The Company sold 527,166 shares of common stock to Lincoln Park in connection with the First Registration Statement.
On August 18, 2023, a second registration statement (the “Second Registration Statement”) was declared effective to cover the resale of up to an additional 1,500,000 shares of the Company’s common stock that the Company reserved for issuance and sale to Lincoln Park under the 2022 Purchase Agreement from time to time. The Company sold 150,000 shares of common stock to Lincoln Park in connection with the Second Registration Statement. The Company cannot sell more shares than registered under the Second Registration Statement under the 2022 Purchase Agreement without registering additional shares.
Actual sales of shares of common stock to Lincoln Park under the 2022 Purchase Agreement depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the common stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. The net proceeds under the 2022 Purchase Agreement to the Company depend on the frequency and prices at which the Company sells shares of its common stock to Lincoln Park.
During the period from August 17, 2022 to December 31, 2022, the Company issued 266,666 shares of common stock under the 2022 Purchase Agreement for net proceeds of approximately $3.2 million. The Company issued 410,500 shares of common stock under the 2022 Purchase Agreement for net proceeds of approximately $1.0 million from January 1, 2023 to December 31, 2023. The Company did not issue any shares of common stock under the 2022 Purchase Agreement during the year ended December 31, 2024.
Share Repurchase Program and Treasury Stock
On October 31, 2023, the Company announced that its Board has approved a share repurchase program (the “Share Repurchase Program”), with authorization to repurchase up to $500,000 of the outstanding shares of the Company’s common stock. The Company funded repurchases under the Share Repurchase Program with available cash.

During the year
ended December 31, 2023, the Company purchased 78,559 shares of its common stock for approximately $0.1 million as treasury stock. The Company purchased 179,866 shares of its common stock for approximately $0.4 million as treasury stock during the year ended December 31, 2024. As of December 31, 2024, no amount remained aut horized
for repurchase.